Property, Plant and Equipment - Reconciliation of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		$ 25,800
Transfers from right-of-use assets	$ 101
Transfers from property, plant and equipment, net (note 9)				$ 464
Property, plant and equipment, ending balance	23,623	23,623	$ 25,800
Interest expense on lease liabilities		106
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		60,742	56,621
Transfers from exploration and evaluation (note 8)		44	79
Transfers from right-of-use assets		101
Transfers from property, plant and equipment, net (note 9)				(516)
Additions		3,459	3,434
Acquisitions		10	67
Intersegment transfers		0	0
Changes in asset retirement obligations (note 17)		517	45
Disposals and derecognition		(964)	(643)
Exchange adjustments		(722)	1,139
Property, plant and equipment, ending balance	62,671	62,671	60,742
Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(34,942)	(32,543)
Depletion, depreciation, amortization and impairment		(5,174)	(2,591)
Transfers from property, plant and equipment, net (note 9)				52
Intersegment transfers		0
Disposals and derecognition		734	596
Exchange adjustments		282	(404)
Property, plant and equipment, ending balance	(39,048)	(39,048)	(34,942)
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		16,817
Transfers from right-of-use assets	101
Transfers from property, plant and equipment, net (note 9)				324
Property, plant and equipment, ending balance	15,239	15,239	16,817
Interest expense on lease liabilities		5
Oil and Gas Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		44,196	41,815
Transfers from exploration and evaluation (note 8)		44	79
Transfers from right-of-use assets		101
Transfers from property, plant and equipment, net (note 9)				(336)
Additions		2,340	2,465
Acquisitions		10	64
Intersegment transfers		2	0
Changes in asset retirement obligations (note 17)		469	43
Disposals and derecognition		(16)	(632)
Exchange adjustments		(223)	362
Property, plant and equipment, ending balance	46,587	46,587	44,196
Oil and Gas Properties | Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(27,379)	(26,016)
Depletion, depreciation, amortization and impairment		(4,082)	(1,811)
Transfers from property, plant and equipment, net (note 9)				12
Intersegment transfers		0
Disposals and derecognition		8	586
Exchange adjustments		93	(138)
Property, plant and equipment, ending balance	(31,348)	(31,348)	(27,379)
Processing, Transportation and Storage
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		51
Transfers from right-of-use assets	0
Transfers from property, plant and equipment, net (note 9)				0
Property, plant and equipment, ending balance	50	50	51
Processing, Transportation and Storage | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		101	86
Transfers from exploration and evaluation (note 8)		0	0
Transfers from right-of-use assets		0
Transfers from property, plant and equipment, net (note 9)				0
Additions		2	12
Acquisitions		0	0
Intersegment transfers		0	0
Changes in asset retirement obligations (note 17)		1	2
Disposals and derecognition		(2)	0
Exchange adjustments		(1)	1
Property, plant and equipment, ending balance	101	101	101
Processing, Transportation and Storage | Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(50)	(47)
Depletion, depreciation, amortization and impairment		(2)	(2)
Transfers from property, plant and equipment, net (note 9)				0
Intersegment transfers		0
Disposals and derecognition		0	0
Exchange adjustments		1	(1)
Property, plant and equipment, ending balance	(51)	(51)	(50)
Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		1,074
Transfers from right-of-use assets	0
Transfers from property, plant and equipment, net (note 9)				0
Property, plant and equipment, ending balance	1,021	1,021	1,074
Upgrading | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,659	2,599
Transfers from exploration and evaluation (note 8)		0	0
Transfers from right-of-use assets		0
Transfers from property, plant and equipment, net (note 9)				0
Additions		58	62
Acquisitions		0	0
Intersegment transfers		0	0
Changes in asset retirement obligations (note 17)		5	(2)
Disposals and derecognition		(1)	0
Exchange adjustments		0	0
Property, plant and equipment, ending balance	2,721	2,721	2,659
Upgrading | Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1,585)	(1,462)
Depletion, depreciation, amortization and impairment		(115)	(123)
Transfers from property, plant and equipment, net (note 9)				0
Intersegment transfers		0
Disposals and derecognition		0	0
Exchange adjustments		0	0
Property, plant and equipment, ending balance	(1,700)	(1,700)	(1,585)
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		6,758
Transfers from right-of-use assets	0
Transfers from property, plant and equipment, net (note 9)				140
Property, plant and equipment, ending balance	6,282	6,282	6,758
Refining | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		10,691	9,191
Transfers from exploration and evaluation (note 8)		0	0
Transfers from right-of-use assets		0
Transfers from property, plant and equipment, net (note 9)				(180)
Additions		899	744
Acquisitions		0	3
Intersegment transfers		27	(5)
Changes in asset retirement obligations (note 17)		19	(5)
Disposals and derecognition		(943)	(10)
Exchange adjustments		(496)	773
Property, plant and equipment, ending balance	10,017	10,017	10,691
Refining | Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(3,933)	(3,176)
Depletion, depreciation, amortization and impairment		(736)	(503)
Transfers from property, plant and equipment, net (note 9)				40
Intersegment transfers		(17)
Disposals and derecognition		724	10
Exchange adjustments		187	(264)
Property, plant and equipment, ending balance	(3,735)	(3,735)	(3,933)
Retail and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		1,100
Transfers from right-of-use assets	0
Transfers from property, plant and equipment, net (note 9)				0
Property, plant and equipment, ending balance	1,031	1,031	1,100
Retail and Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,095	2,930
Transfers from exploration and evaluation (note 8)		0	0
Transfers from right-of-use assets		0
Transfers from property, plant and equipment, net (note 9)				0
Additions		160	151
Acquisitions		0	0
Intersegment transfers		(29)	5
Changes in asset retirement obligations (note 17)		23	7
Disposals and derecognition		(2)	(1)
Exchange adjustments		(2)	3
Property, plant and equipment, ending balance	3,245	3,245	3,095
Retail and Other | Accumulated depletion, depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1,995)	(1,842)
Depletion, depreciation, amortization and impairment		(239)	(152)
Transfers from property, plant and equipment, net (note 9)				$ 0
Intersegment transfers		17
Disposals and derecognition		2	0
Exchange adjustments		1	(1)
Property, plant and equipment, ending balance	$ (2,214)	$ (2,214)	$ (1,995)